Financial Instruments (Schedule of Fair Values of Other Financial Liabilities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-current liabilities:
Total fair value of other financial liabilities	€ 117,435	€ 106,515
Level 1 [Member]
Non-current liabilities:
Debentures	49,190	60,518
Loans from banks and others (including current maturities)
Finance lease obligations (including current maturities)
Total fair value of other financial liabilities	49,190	60,518
Level 2 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)	66,233	45,561
Finance lease obligations (including current maturities)		4,209
Total fair value of other financial liabilities	66,233	49,770
Level 3 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)
Finance lease obligations (including current maturities)
Total fair value of other financial liabilities
Carrying Value [Member]
Non-current liabilities:
Debentures	51,343	57,631
Loans from banks and others (including current maturities)	66,092	44,864
Finance lease obligations (including current maturities)		4,020
Total fair value of other financial liabilities	€ 117,435	€ 106,515
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Discounting future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 2.53%, Discount rate of Euribor+ 1.85%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel	Discount rate of Euribor+ 2.53% and 4.65% Linkage to Consumer price index in Israel
Finance lease obligations[Member]
Non-current liabilities:
Valuation techniques for determining fair value		Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value		Discount rate of Euribor+ 2.85%